Fair Value Measurement - Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement
Fair value of assets transferred from level 1 to level 2	$ 0	$ 0	$ 0
Fair value of assets transferred from level 2 to level 1	0	0	0
Recurring
Fair Value Measurement
Cash equivalents		44,669	16,332
Short-term investments		2,199	35,487
Total assets measured at fair value	15,053	46,868	51,819
Recurring | Money market fund
Fair Value Measurement
Cash equivalents	15,053	44,669	6,838
Recurring | Commercial paper
Fair Value Measurement
Cash equivalents			1,494
Short-term investments		1,099	20,809
Recurring | Securities sold under agreements to repurchase
Fair Value Measurement
Cash equivalents			8,000
Recurring | Corporate debt securities
Fair Value Measurement
Short-term investments		1,100	9,217
Recurring | U.S. government and agency securities
Fair Value Measurement
Short-term investments			2,487
Recurring | Asset backed securities
Fair Value Measurement
Short-term investments			2,974
Recurring | Level 1
Fair Value Measurement
Cash equivalents		44,669	6,838
Short-term investments			2,487
Total assets measured at fair value	15,053	44,669	9,325
Recurring | Level 1 | Money market fund
Fair Value Measurement
Cash equivalents	$ 15,053	44,669	6,838
Recurring | Level 1 | U.S. government and agency securities
Fair Value Measurement
Short-term investments			2,487
Recurring | Level 2
Fair Value Measurement
Cash equivalents			9,494
Short-term investments		2,199	33,000
Total assets measured at fair value		2,199	42,494
Recurring | Level 2 | Commercial paper
Fair Value Measurement
Cash equivalents			1,494
Short-term investments		1,099	20,809
Recurring | Level 2 | Securities sold under agreements to repurchase
Fair Value Measurement
Cash equivalents			8,000
Recurring | Level 2 | Corporate debt securities
Fair Value Measurement
Short-term investments		$ 1,100	9,217
Recurring | Level 2 | Asset backed securities
Fair Value Measurement
Short-term investments			$ 2,974